Ally Master Owner Trust
Monthly Servicing Report
June 15, 2020

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of May 31, 2020

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$5,548,173,142.26	139,237	$39,846.97	82.25%
Used Auto	$388,986,137.83	21,004	$18,519.62	5.77%
Medium Duty Trucks	$11,465,672.04	233	$49,208.89	0.17%
Less Dealer Reserve	$1,132,905,573.32
Total	$4,815,719,378.81	160,474		88.19%

Ally Bank Retained Receivables
New Auto	$24,468,394.34	591	$41,401.68	0.36%
Used Auto	$744,622,217.53	36,059	$20,650.11	11.04%
Medium Duty Trucks	$517,327.50	11	$47,029.77	0.01%
DPP	$14,186,003.20	430	$32,990.71	0.21%
Other	$12,673,089.00	104	$121,856.63	0.19%
Total	$796,467,031.57	37,195		11.81%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$5,612,186,410.38	197,669		100.00%
Dealer Reserve	$1,132,905,573.32
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$6,745,091,983.70	197,669		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$4,777,358,914.26	840	70.83%
Limited	Eligible	$1,160,125,659.79	219	17.20%
Programmed	Eligible	$11,140,378.08	9	0.17%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$564,101,785.29	N/A	8.36%
Limited	Ineligible	$222,089,081.82	N/A	3.29%
Programmed	Ineligible	$10,276,164.46	N/A	0.15%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$6,745,091,983.70	1,068	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$4,052,003,023.19	125,824	60.07%
121-180 Days		$1,159,643,705.49	30,577	17.19%
181-270 Days		$942,180,732.61	25,612	13.97%
Over 270 Days		$591,264,522.41	15,656	8.77%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$6,745,091,983.70	197,669	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,975	14,474,053	72.83%
L…………………………………....	1,088	5,283,978	26.59%
P……………………………………	67	87,551	0.44%
N …………………………………..	11	28,028	0.14%
Total ……………………………….	4,141	19,873,610	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	3,013	18,101,203	74.23%
L…………………………………....	1,083	6,150,437	25.22%
P……………………………………	72	101,413	0.42%
N …………………………………..	11	32,324	0.13%
Total ……………………………….	4,179	24,385,378	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	2,970	20,295,298	73.21%
L…………………………………....	1,063	7,308,786	26.37%
P……………………………………	73	85,525	0.31%
N …………………………………..	14	30,959	0.11%
Total ……………………………….	4,120	27,720,568	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.